Distribution Date:	09/16/22	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765LAQ3	1.706000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765LAR1	3.088000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765LAS9	3.479000%	63,600,000.00	36,946,981.34	1,019,701.09	107,115.46	0.00	0.00	1,126,816.55	35,927,280.25	33.36%	30.00%
A-3	61765LAT7	3.479000%	200,000,000.00	179,366,297.64	0.00	520,012.79	0.00	0.00	520,012.79	179,366,297.64	33.36%	30.00%
A-4	61765LAU4	3.732000%	339,992,000.00	339,992,000.00	0.00	1,057,375.12	0.00	0.00	1,057,375.12	339,992,000.00	33.36%	30.00%
A-S	61765LAW0	4.036000%	54,955,000.00	54,955,000.00	0.00	184,831.98	0.00	0.00	184,831.98	54,955,000.00	26.76%	24.13%
B	61765LAX8	4.476443%	58,464,000.00	58,464,000.00	0.00	218,092.30	0.00	0.00	218,092.30	58,464,000.00	19.75%	17.88%
C	61765LAY6	4.476443%	40,925,000.00	40,925,000.00	0.00	152,665.36	0.00	0.00	152,665.36	40,925,000.00	14.83%	13.50%
D	61765LAC4	3.257000%	47,940,000.00	47,940,000.00	0.00	130,117.15	0.00	0.00	130,117.15	47,940,000.00	9.08%	8.38%
E	61765LAE0	4.476443%	28,062,000.00	28,062,000.00	0.00	104,681.62	0.00	0.00	104,681.62	28,062,000.00	5.71%	5.38%
F	61765LAG5	4.476443%	17,539,000.00	17,539,000.00	0.00	65,426.94	0.00	0.00	65,426.94	17,539,000.00	3.61%	3.50%
G	61765LAJ9	4.476443%	32,740,433.00	30,068,713.62	0.00	104,143.08	0.00	0.00	104,143.08	30,068,713.62	0.00%	0.00%
V	61765LAM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765LAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			935,417,435.00	834,258,992.60	1,019,701.09	2,644,461.80	0.00	0.00	3,664,162.89	833,239,291.51

X-A	61765LAV2	0.842819%	654,792,000.00	556,305,278.98	0.00	390,720.69	0.00	0.00	390,720.69	555,285,577.89
X-B	61765LAA8	0.440443%	54,955,000.00	54,955,000.00	0.00	20,170.45	0.00	0.00	20,170.45	54,955,000.00
X-D	61765LAZ3	1.219443%	47,940,000.00	47,940,000.00	0.00	48,716.75	0.00	0.00	48,716.75	47,940,000.00
Notional SubTotal			757,687,000.00	659,200,278.98	0.00	459,607.89	0.00	0.00	459,607.89	658,180,577.89

Deal Distribution Total					1,019,701.09	3,104,069.69	0.00	0.00	4,123,770.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765LAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765LAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765LAS9	580.92737956	16.03303601	1.68420535	0.00000000	0.00000000	0.00000000	0.00000000	17.71724135	564.89434355
A-3	61765LAT7	896.83148820	0.00000000	2.60006395	0.00000000	0.00000000	0.00000000	0.00000000	2.60006395	896.83148820
A-4	61765LAU4	1,000.00000000	0.00000000	3.11000000	0.00000000	0.00000000	0.00000000	0.00000000	3.11000000	1,000.00000000
A-S	61765LAW0	1,000.00000000	0.00000000	3.36333327	0.00000000	0.00000000	0.00000000	0.00000000	3.36333327	1,000.00000000
B	61765LAX8	1,000.00000000	0.00000000	3.73036912	0.00000000	0.00000000	0.00000000	0.00000000	3.73036912	1,000.00000000
C	61765LAY6	1,000.00000000	0.00000000	3.73036921	0.00000000	0.00000000	0.00000000	0.00000000	3.73036921	1,000.00000000
D	61765LAC4	1,000.00000000	0.00000000	2.71416667	0.00000000	0.00000000	0.00000000	0.00000000	2.71416667	1,000.00000000
E	61765LAE0	1,000.00000000	0.00000000	3.73036918	0.00000000	0.00000000	0.00000000	0.00000000	3.73036918	1,000.00000000
F	61765LAG5	1,000.00000000	0.00000000	3.73036889	0.00000000	0.00000000	0.00000000	0.00000000	3.73036889	1,000.00000000
G	61765LAJ9	918.39694423	0.00000000	3.18087058	0.24508900	23.06586629	0.00000000	0.00000000	3.18087058	918.39694423
V	61765LAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765LAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765LAV2	849.59083034	0.00000000	0.59670963	0.00000000	0.00000000	0.00000000	0.00000000	0.59670963	848.03354025
X-B	61765LAA8	1,000.00000000	0.00000000	0.36703576	0.00000000	0.00000000	0.00000000	0.00000000	0.36703576	1,000.00000000
X-D	61765LAZ3	1,000.00000000	0.00000000	1.01620254	0.00000000	0.00000000	0.00000000	0.00000000	1.01620254	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	107,115.46	0.00	107,115.46	0.00	0.00	0.00	107,115.46	0.00
A-3	08/01/22 - 08/30/22	30	0.00	520,012.79	0.00	520,012.79	0.00	0.00	0.00	520,012.79	0.00
A-4	08/01/22 - 08/30/22	30	0.00	1,057,375.12	0.00	1,057,375.12	0.00	0.00	0.00	1,057,375.12	0.00
X-A	08/01/22 - 08/30/22	30	0.00	390,720.69	0.00	390,720.69	0.00	0.00	0.00	390,720.69	0.00
X-B	08/01/22 - 08/30/22	30	0.00	20,170.45	0.00	20,170.45	0.00	0.00	0.00	20,170.45	0.00
A-S	08/01/22 - 08/30/22	30	0.00	184,831.98	0.00	184,831.98	0.00	0.00	0.00	184,831.98	0.00
B	08/01/22 - 08/30/22	30	0.00	218,092.30	0.00	218,092.30	0.00	0.00	0.00	218,092.30	0.00
C	08/01/22 - 08/30/22	30	0.00	152,665.36	0.00	152,665.36	0.00	0.00	0.00	152,665.36	0.00
D	08/01/22 - 08/30/22	30	0.00	130,117.15	0.00	130,117.15	0.00	0.00	0.00	130,117.15	0.00
X-D	08/01/22 - 08/30/22	30	0.00	48,716.75	0.00	48,716.75	0.00	0.00	0.00	48,716.75	0.00
E	08/01/22 - 08/30/22	30	0.00	104,681.62	0.00	104,681.62	0.00	0.00	0.00	104,681.62	0.00
F	08/01/22 - 08/30/22	30	0.00	65,426.94	0.00	65,426.94	0.00	0.00	0.00	65,426.94	0.00
G	08/01/22 - 08/30/22	30	747,162.13	112,167.40	0.00	112,167.40	8,024.32	0.00	0.00	104,143.08	755,186.45
Totals			747,162.13	3,112,094.01	0.00	3,112,094.01	8,024.32	0.00	0.00	3,104,069.69	755,186.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,123,770.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,128,344.96	Master Servicing Fee	11,328.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,879.08
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.19
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,473.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,128,344.96	Total Fees	16,250.74

Principal		Expenses/Reimbursements
Scheduled Principal	1,019,701.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,886.06
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,138.48
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,019,701.09	Total Expenses/Reimbursements	8,024.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,104,069.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,019,701.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,123,770.78
Total Funds Collected	4,148,046.05	Total Funds Distributed	4,148,046.06

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	834,258,992.60	834,258,992.60	Beginning Certificate Balance	834,258,992.60
(-) Scheduled Principal Collections	1,019,701.09	1,019,701.09	(-) Principal Distributions	1,019,701.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	833,239,291.51	833,239,291.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	834,899,092.67	834,899,092.67	Ending Certificate Balance	833,239,291.51
Ending Actual Collateral Balance	833,903,083.05	833,903,083.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP	Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP
5,000,000 or less	18	65,948,306.60	7.91%	33	4.6024	2.335154	1.20 or less	10	163,034,628.82	19.57%	34	4.5160	1.013918
5,000,001 to 10,000,000	23	162,619,669.15	19.52%	34	4.5250	1.786717	1.21 to 1.30	3	62,480,675.73	7.50%	32	3.8888	1.277900
10,000,001 to 15,000,000	9	110,227,179.38	13.23%	33	4.5295	2.079470	1.31 to 1.40	1	110,000,000.00	13.20%	30	3.8600	1.386000
15,000,001 to 20,000,000	1	16,200,000.00	1.94%	34	4.5270	2.362900	1.41 to 1.50	4	63,853,008.32	7.66%	34	4.6185	1.482718
20,000,001 to 30,000,000	8	187,728,829.22	22.53%	34	4.4205	1.709082	1.51 to 1.60	6	63,208,769.97	7.59%	33	4.4422	1.566402
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	6	27,544,207.73	3.31%	34	4.5562	1.687151
40,000,001 to 50,000,000	1	50,000,000.00	6.00%	32	3.7075	1.288300	1.71 to 1.80	3	36,136,787.03	4.34%	34	4.4110	1.727679
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	27,144,391.22	3.26%	33	4.4090	1.824328
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	11,260,287.44	1.35%	34	4.8735	1.977611
70,000,001 to 80,000,000	1	72,225,273.62	8.67%	34	4.3700	1.153400	2.01 to 2.10	2	15,106,987.76	1.81%	33	4.4792	2.056599
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	4	36,005,160.75	4.32%	34	4.3098	2.185065
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	3	21,590,015.59	2.59%	33	4.4343	2.262684
100,000,001 or greater	1	110,000,000.00	13.20%	30	3.8600	1.386000	2.31 to 2.40	4	52,436,685.11	6.29%	33	4.2531	2.355628
Totals	70	833,239,291.51	100.00%	33	4.3544	1.712471	2.41 to 2.50	1	5,570,630.85	0.67%	32	4.1950	2.469300
							2.51 to 2.60	2	10,771,628.16	1.29%	34	4.4924	2.572882
							2.61 to 2.70	1	6,000,000.00	0.72%	34	4.5400	2.656200
							2.71 to 2.80	1	6,600,312.84	0.79%	34	4.8900	2.742600
							2.81 or greater	7	56,205,080.65	6.75%	34	4.5477	3.619964
							Totals	70	833,239,291.51	100.00%	33	4.3544	1.712471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP	Vermont	1	12,626,982.87	1.52%	35	4.7600	1.119400
Alabama	3	6,782,646.82	0.81%	34	4.6050	1.593200	Virginia	4	23,434,618.72	2.81%	33	4.2891	2.484151
Arkansas	3	2,325,000.00	0.28%	32	4.1530	2.349200	Washington	2	9,268,992.18	1.11%	34	4.7666	1.831614
California	4	42,621,550.15	5.12%	34	4.3778	2.202861	Wisconsin	6	18,784,394.29	2.25%	34	4.6187	1.106555
Connecticut	1	5,254,163.03	0.63%	34	4.6050	1.593200	Totals	123	833,239,291.51	100.00%	33	4.3544	1.712471
Delaware	1	6,018,404.92	0.72%	34	4.6050	1.593200
									Property Type³
Florida	7	23,468,593.11	2.82%	34	4.3539	1.789930
Georgia	2	10,078,033.45	1.21%	33	4.7262	1.937428		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	3,299,780.42	0.40%	34	4.8850	1.672900		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	8,781,662.63	1.05%	34	4.4241	1.617592	Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP
Kentucky	1	4,589,344.87	0.55%	31	4.8510	3.514700	Industrial	2	10,691,120.58	1.28%	33	4.2433	1.776737
Louisiana	2	11,360,108.79	1.36%	33	4.2655	1.522548	Lodging	13	109,162,938.92	13.10%	33	4.6656	1.887584
Maryland	2	77,174,598.13	9.26%	34	4.3495	1.233673	Mixed Use	3	124,444,508.03	14.94%	30	3.9420	1.375366
Massachusetts	2	27,805,891.00	3.34%	34	4.6352	1.078825	Mobile Home Park	1	5,768,691.60	0.69%	33	4.1010	2.321200
Michigan	4	44,017,392.29	5.28%	33	4.4358	1.658532	Multi-Family	12	174,932,623.21	20.99%	33	4.3307	1.635427
Missouri	1	6,600,312.84	0.79%	34	4.8900	2.742600	Office	4	38,422,577.49	4.61%	34	4.4819	1.723122
Nevada	3	10,020,792.10	1.20%	34	4.6300	3.832449	Other	2	50,984,000.00	6.12%	32	3.7161	1.308776
New York	14	183,409,415.25	22.01%	31	3.9238	1.577251	Retail	64	224,565,672.87	26.95%	34	4.5290	1.685389
North Carolina	10	45,125,131.87	5.42%	34	4.6787	1.506960	Self Storage	14	35,977,125.13	4.32%	34	4.5101	3.672878
Ohio	7	24,787,275.43	2.97%	33	4.3115	2.064723	Totals	123	833,239,291.51	100.00%	33	4.3544	1.712471
Oregon	2	10,326,838.66	1.24%	33	4.4596	2.477752
Pennsylvania	6	35,385,301.62	4.25%	32	4.5211	1.341554
South Carolina	6	12,751,809.39	1.53%	33	4.4028	1.750650
Tennessee	6	10,939,312.03	1.31%	34	4.5201	1.735218
Texas	11	97,910,910.97	11.75%	34	4.4249	2.132356

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP	Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP
	4.000% or less	2	160,000,000.00	19.20%	31	3.8123	1.355469	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	27	320,573,372.33	38.47%	33	4.2875	1.852384	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	31	284,920,199.29	34.19%	34	4.6833	1.771526	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	9,455,686.35	1.13%	34	5.1449	1.864281	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	833,239,291.51	100.00%	33	4.3544	1.712471	49 months or greater	62	774,949,257.97	93.00%	33	4.3454	1.720205
								Totals	70	833,239,291.51	100.00%	33	4.3544	1.712471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP	Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP
	114 months or less	62	774,949,257.97	93.00%	33	4.3454	1.720205	Interest Only	10	250,463,169.00	30.06%	32	3.9894	1.777370
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	52	524,486,088.97	62.95%	34	4.5154	1.692906
	Totals	70	833,239,291.51	100.00%	33	4.3544	1.712471	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	70	833,239,291.51	100.00%	33	4.3544	1.712471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	58,290,033.54	7.00%	32	4.4748	NAP				None
Underwriter's Information		3	56,980,976.73	6.84%	34	4.6050	1.484951
	12 months or less	56	692,478,661.71	83.11%	33	4.3140	1.773987
	13 months to 24 months	3	25,489,619.53	3.06%	33	4.6164	0.784992
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	833,239,291.51	100.00%	33	4.3544	1.712471
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1443371	MU	New York	NY	Actual/360	3.860%	365,627.78	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	09/06/22
2	1544230	RT	Various	Various	Actual/360	4.605%	94,281.86	33,953.95	0.00	N/A	07/01/25	--	23,776,027.52	23,742,073.57	09/01/22
2A	453000270				Actual/360	4.605%	94,281.86	33,953.95	0.00	N/A	07/01/25	--	23,776,027.52	23,742,073.57	09/01/22
2B	453000271				Actual/360	4.605%	94,281.86	33,953.95	0.00	N/A	07/01/25	--	23,776,027.52	23,742,073.57	09/01/22
2C	453000275				Actual/360	4.605%	37,712.74	13,581.58	0.00	N/A	07/01/25	--	9,510,411.17	9,496,829.59	09/01/22
3	1544972	MF	Hanover	MD	Actual/360	4.370%	272,169.20	101,375.01	0.00	N/A	07/01/25	--	72,326,648.63	72,225,273.62	09/01/22
4	1443312	98	New York	NY	Actual/360	3.708%	159,628.47	0.00	0.00	05/05/25	05/05/45	--	50,000,000.00	50,000,000.00	09/05/22
5	300801294	OF	Los Angeles	CA	Actual/360	4.335%	87,723.25	46,447.52	0.00	N/A	07/01/25	--	23,499,922.78	23,453,475.26	09/01/22
6	304261006	MF	Fenton	MI	Actual/360	4.360%	88,192.92	43,384.92	0.00	N/A	06/01/25	--	23,490,271.02	23,446,886.10	09/01/22
7	300801262	Various Various		Various	Actual/360	4.153%	91,259.72	0.00	0.00	N/A	05/01/25	--	25,518,669.00	25,518,669.00	09/01/22
8	695100524	RT	Westfield	MA	Actual/360	4.605%	80,981.20	57,785.64	0.00	N/A	07/06/25	--	20,421,863.79	20,364,078.15	09/06/22
9	1544947	MF	Missouri City	TX	Actual/360	4.140%	84,565.53	0.00	0.00	N/A	07/01/25	--	23,719,500.00	23,719,500.00	09/01/22
10	695100517	RT	Houston	TX	Actual/360	4.527%	63,151.65	0.00	0.00	N/A	07/06/25	--	16,200,000.00	16,200,000.00	09/06/22
11	300801302	SS	Various	NY	Actual/360	4.725%	58,459.83	24,762.81	0.00	N/A	07/01/25	--	14,368,008.02	14,343,245.21	09/01/22
12	304261012	LO	Asheville	NC	Actual/360	4.930%	53,791.63	34,447.25	0.00	N/A	07/01/25	--	12,670,933.12	12,636,485.87	09/01/22
13	304261013	LO	Wyomissing	PA	Actual/360	4.720%	54,147.61	24,868.16	0.00	N/A	06/01/25	--	13,322,266.07	13,297,397.91	08/01/22
14	300801305	LO	Waco	TX	Actual/360	4.706%	49,292.46	31,305.25	0.00	N/A	07/01/25	--	12,163,803.42	12,132,498.17	09/01/22
15	695100526	MF	Stockbridge	GA	Actual/360	4.537%	51,055.90	18,915.94	0.00	N/A	07/06/25	--	13,068,266.52	13,049,350.58	09/06/22
16	304261016	RT	Saint Albans	VT	Actual/360	4.760%	51,833.13	18,670.66	0.00	N/A	08/01/25	--	12,645,653.53	12,626,982.87	09/01/22
17	300801282	MF	West Carrollton	OH	Actual/360	4.173%	46,387.90	18,929.41	0.00	N/A	06/01/25	--	12,909,134.71	12,890,205.30	09/01/22
18	1443522	LO	Chester	VA	Actual/360	4.113%	38,089.48	22,162.64	0.00	N/A	06/01/25	--	10,754,424.88	10,732,262.24	09/01/22
19	300801225	MF	Scranton	PA	Actual/360	4.244%	42,080.60	16,910.04	0.00	N/A	03/01/25	--	11,514,561.26	11,497,651.22	09/01/22
21	300801274	LO	Monroe	LA	Actual/360	4.222%	36,665.48	14,644.63	0.00	N/A	06/01/25	--	10,085,095.22	10,070,450.59	09/01/22
22	300801307	MH	Calumet City	IL	Actual/360	4.590%	38,968.44	13,209.14	0.00	N/A	01/01/25	--	9,859,188.71	9,845,979.57	09/01/22
23	304261023	RT	Plano	TX	Actual/360	4.350%	35,717.57	14,810.33	0.00	N/A	07/01/25	--	9,535,280.69	9,520,470.36	09/01/22
24	695100507	MU	Ann Arbor	MI	Actual/360	4.320%	34,882.48	15,218.22	0.00	N/A	06/06/25	--	9,377,011.53	9,361,793.31	09/06/22
25	300801259	LO	Ann Arbor	MI	Actual/360	4.500%	33,724.25	16,944.28	0.00	N/A	05/01/25	--	8,703,032.88	8,686,088.60	09/01/22
26	300801288	MF	Humble	TX	Actual/360	4.268%	31,625.21	14,100.01	0.00	N/A	06/01/25	--	8,604,979.88	8,590,879.87	09/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	300801300	LO	Green Bay	WI	Actual/360	4.589%	31,140.19	14,938.66	0.00	N/A	07/01/25	--	7,880,321.62	7,865,382.96	11/01/20
28	300801297	LO	Andover	MA	Actual/360	4.718%	30,318.63	20,826.42	0.00	N/A	07/01/25	--	7,462,639.27	7,441,812.85	09/01/22
29	304261029	LO	Duluth	GA	Actual/360	4.760%	32,362.69	14,639.83	0.00	N/A	06/01/25	--	7,895,477.83	7,880,838.00	09/01/22
30	304261030	MF	Dallas	TX	Actual/360	4.420%	30,813.83	12,821.85	0.00	N/A	07/01/25	--	8,095,884.24	8,083,062.39	09/01/22
31	304261031	RT	Dallas	TX	Actual/360	4.435%	30,168.99	11,666.51	0.00	N/A	07/01/25	--	7,899,652.19	7,887,985.68	09/01/22
32	304261032	SS	Van Nuys	CA	Actual/360	4.450%	31,805.14	0.00	0.00	N/A	07/01/25	--	8,300,000.00	8,300,000.00	09/01/22
33	304261033	LO	Grafton	WI	Actual/360	4.890%	30,441.67	13,028.09	0.00	N/A	07/01/25	--	7,229,370.42	7,216,342.33	09/01/22
34	304261034	RT	Westfall	PA	Actual/360	4.730%	28,042.09	12,747.59	0.00	N/A	07/01/25	--	6,884,779.18	6,872,031.59	09/01/22
35	304261035	OF	Raleigh	NC	Actual/360	4.790%	27,847.05	12,374.64	0.00	N/A	07/01/25	--	6,751,254.30	6,738,879.66	09/01/22
36	300801289	SS	Orlando	FL	Actual/360	4.173%	26,004.49	10,553.70	0.00	N/A	07/01/25	--	7,236,703.46	7,226,149.76	09/01/22
37	304261037	LO	St Charles	MO	Actual/360	4.890%	27,842.99	11,915.94	0.00	N/A	07/01/25	--	6,612,228.78	6,600,312.84	09/01/22
38	695100525	LO	Princeton	NJ	Actual/360	4.695%	23,452.49	16,234.60	0.00	N/A	07/06/25	--	5,800,885.04	5,784,650.44	09/06/22
39	300801298	IN	Coconut Creek	FL	Actual/360	4.410%	21,867.83	16,683.72	0.00	N/A	07/01/25	--	5,758,479.79	5,741,796.07	09/01/22
40	300801295	MF	Bryan	TX	Actual/360	4.476%	24,641.58	10,019.28	0.00	N/A	07/01/25	--	6,393,214.29	6,383,195.01	09/01/22
44	300801301	MU	Clinton	WA	Actual/360	5.020%	22,030.67	13,700.44	0.00	N/A	07/01/25	--	5,096,415.16	5,082,714.72	09/01/22
45	300801286	RT	Various	SC	Actual/360	4.315%	19,514.74	10,478.29	0.00	N/A	06/01/25	--	5,251,977.21	5,241,498.92	09/01/22
46	300801285	MH	Merced	CA	Actual/360	4.101%	20,402.00	8,593.38	0.00	N/A	06/01/25	--	5,777,284.98	5,768,691.60	09/01/22
47	1544279	RT	Keizer	OR	Actual/360	4.540%	23,456.67	0.00	0.00	N/A	07/01/25	--	6,000,000.00	6,000,000.00	09/01/22
49	695100532	RT	Merced	CA	Actual/360	4.770%	20,984.09	9,341.41	0.00	N/A	08/06/25	--	5,108,724.70	5,099,383.29	09/06/22
50	300801268	RT	Ashland	VA	Actual/360	4.195%	20,149.21	7,219.41	0.00	N/A	05/01/25	--	5,577,850.26	5,570,630.85	09/01/22
51	304261051	IN	Frederick	MD	Actual/360	4.050%	17,292.59	9,124.04	0.00	N/A	04/01/25	--	4,958,448.55	4,949,324.51	09/01/22
52	300801264	MF	Monroe	LA	Actual/360	3.950%	18,673.62	0.00	0.00	N/A	05/01/25	--	5,490,000.00	5,490,000.00	09/01/22
53	304261053	RT	Greer	SC	Actual/360	4.510%	19,573.52	7,848.12	0.00	N/A	07/01/25	--	5,040,030.63	5,032,182.51	09/01/22
54	1544511	RT	Brentwood	CA	Actual/360	4.370%	19,360.15	7,211.09	0.00	N/A	07/01/25	04/01/25	5,144,795.65	5,137,584.56	09/01/22
55	300801245	LO	Campbellsville	KY	Actual/360	4.851%	19,206.35	8,500.65	0.00	N/A	04/01/25	--	4,597,845.52	4,589,344.87	09/01/22
56	304261056	LO	San Antonio	TX	Actual/360	5.290%	19,971.63	11,312.09	0.00	N/A	08/01/25	--	4,384,283.72	4,372,971.63	09/01/22
57	300801252	LO	Medford	OR	Actual/360	4.348%	16,232.56	8,652.14	0.00	N/A	05/01/25	--	4,335,490.80	4,326,838.66	05/01/22
58	304261058	MF	Petersburg	VA	Actual/360	4.643%	17,087.44	8,029.41	0.00	N/A	07/01/25	--	4,273,847.93	4,265,818.52	09/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
59	695100530	OF	Dearborn	MI	Actual/360	4.844%	16,898.89	7,358.21	0.00	N/A	07/06/25	--	4,051,303.32	4,043,945.11	09/06/22
60	300801293	OF	Vancouver	WA	Actual/360	4.459%	16,099.34	6,592.00	0.00	N/A	07/01/25	--	4,192,869.46	4,186,277.46	09/01/22
61	695100505	RT	Midland	TX	Actual/360	4.468%	15,085.12	7,630.24	0.00	N/A	06/06/25	--	3,920,815.02	3,913,184.78	09/06/22
62	1544468	RT	Las Vegas	NV	Actual/360	4.855%	16,389.03	7,106.74	0.00	N/A	07/01/25	--	3,920,168.68	3,913,061.94	09/01/22
64	304261064	MF	Miami Beach	FL	Actual/360	4.250%	15,462.33	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	09/01/22
65	304261065	RT	Rockingham	NC	Actual/360	4.720%	15,054.27	6,389.15	0.00	N/A	07/01/25	--	3,703,894.27	3,697,505.12	09/01/22
66	1544576	RT	Corinth	TX	Actual/360	4.670%	15,082.88	7,121.49	0.00	N/A	07/01/25	--	3,750,664.36	3,743,542.87	09/01/22
67	695100527	MF	Chicago	IL	Actual/360	4.885%	13,905.70	5,962.38	0.00	N/A	07/06/25	--	3,305,742.80	3,299,780.42	09/06/22
69	1544258	RT	Hobart	IN	Actual/360	4.100%	11,127.91	6,508.83	0.00	N/A	06/01/25	--	3,151,887.49	3,145,378.66	09/01/22
70	300801306	SS	Las Vegas	NV	Actual/360	4.456%	13,429.89	0.00	0.00	N/A	07/01/25	--	3,500,000.00	3,500,000.00	09/01/22
71	304261071	RT	Brooklyn	NY	Actual/360	4.660%	12,038.33	0.00	0.00	N/A	07/01/25	--	3,000,000.00	3,000,000.00	09/01/22
72	304261072	MF	Vero Beach	FL	Actual/360	4.710%	10,923.25	4,653.92	0.00	N/A	07/01/25	--	2,693,219.69	2,688,565.77	09/01/22
73	300801299	SS	Las Vegas	NV	Actual/360	4.526%	10,177.16	3,545.09	0.00	N/A	07/01/25	--	2,611,275.25	2,607,730.16	09/01/22
74	300801280	RT	Wilkes Barre	PA	Actual/360	4.493%	5,405.95	4,036.45	0.00	N/A	06/01/25	--	1,397,257.35	1,393,220.90	09/01/22
Totals							3,128,344.96	1,019,701.09	0.00				834,258,992.60	833,239,291.51
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,423,519.27	9,714,412.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,809,785.36	9,126,819.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,052,099.59	1,308,762.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,500,000.00	4,250,000.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,667,271.04	1,486,494.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,998,241.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,715,197.38	1,342,635.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,495,861.41	749,080.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	1,121,819.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,511,445.29	472,389.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,783,026.73	1,984,331.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,112,253.26	1,295,331.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	303,710.00	1,014,790.08	07/01/20	06/30/21	--	0.00	72,568.48	285,242.27	285,242.27	0.00	0.00
14	3,068,910.64	3,304,852.41	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	996,765.52	541,943.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,058,386.96	1,865,876.96	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,045,078.96	2,388,697.80	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,140,013.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,010,989.31	1,046,146.55	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,201,022.24	389,546.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	676,373.55	380,040.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	811,979.95	461,028.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	(47,297.00)	01/01/21	06/30/21	09/12/22	985,552.49	139,451.45	42,083.54	872,789.43	248,606.54	0.00
28	1,244,116.36	1,174,948.35	04/01/21	03/31/22	02/11/21	0.00	23,600.97	0.00	0.00	9,125.79	0.00
29	1,086,449.71	1,261,366.42	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,474,418.25	353,926.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	443,104.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,176,162.00	658,629.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,049,816.44	1,143,610.64	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	362,571.95	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	529,453.63	325,976.69	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	785,895.75	464,327.70	07/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	831,648.00	1,436,250.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	830,148.00	332,584.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	747,793.42	361,693.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	663,526.64	328,888.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	785,410.12	409,035.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	709,686.02	185,372.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	525,112.74	410,823.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	592,271.00	296,135.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	801,980.00	406,390.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	565,878.52	286,328.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1,055,557.40	1,272,656.28	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	940,851.24	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	369,360.00	01/01/21	06/30/21	09/12/22	0.00	14,159.53	24,824.59	99,390.22	57,905.89	0.00
58	526,270.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	600,838.53	325,140.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	570,230.26	318,436.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	481,989.51	254,550.39	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	295,336.97	145,549.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	502,747.81	244,184.90	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	320,717.89	160,359.43	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	387,623.98	210,549.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	354,627.15	177,314.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	837,458.50	459,842.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	199,137.36	77,514.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	492,280.57	254,633.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
73	676,921.23	377,884.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	230,096.00	64,778.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,313,531.58	60,493,267.61				985,552.49	249,780.43	352,150.40	1,257,421.92	315,638.22	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	2	12,192,221.62	1	4,326,838.66	0	0.00	1	7,441,812.85	0	0.00	0	0.00	4.354440%	4.325928%	33
08/17/22	0	0.00	1	4,335,490.80	1	7,880,321.62	2	17,657,756.87	0	0.00	0	0.00	0	0.00	1	3,692,963.27	4.354663%	4.322153%	34
07/15/22	0	0.00	0	0.00	2	12,239,312.15	2	17,691,144.23	0	0.00	0	0.00	0	0.00	0	0.00	4.357047%	4.324422%	35
06/17/22	0	0.00	0	0.00	2	12,264,249.43	3	17,726,669.29	0	0.00	1	13,373,447.10	0	0.00	1	5,355,700.01	4.357283%	4.324649%	36
05/17/22	0	0.00	0	0.00	4	31,171,453.32	3	23,245,667.08	0	0.00	0	0.00	0	0.00	1	5,491,335.70	4.360273%	4.326114%	37
04/18/22	0	0.00	1	4,370,823.67	4	34,414,200.66	3	23,296,466.41	0	0.00	0	0.00	0	0.00	1	3,114,505.26	4.363059%	4.328647%	38
03/17/22	1	4,379,311.74	0	0.00	4	34,488,340.83	3	23,344,055.02	0	0.00	0	0.00	0	0.00	0	0.00	4.364729%	4.330371%	39
02/17/22	0	0.00	0	0.00	4	34,575,668.56	3	23,400,514.52	0	0.00	0	0.00	0	0.00	0	0.00	4.365000%	4.330628%	40
01/18/22	0	0.00	1	7,610,977.10	4	31,435,951.51	3	23,447,686.08	0	0.00	0	0.00	0	0.00	0	0.00	4.365223%	4.330841%	41
12/17/21	0	0.00	0	0.00	5	39,128,508.01	2	17,932,446.82	0	0.00	0	0.00	0	0.00	0	0.00	4.365445%	4.331051%	42
11/18/21	0	0.00	0	0.00	5	39,214,816.72	2	17,967,045.57	0	0.00	0	0.00	0	0.00	0	0.00	4.365680%	4.331275%	43
10/18/21	0	0.00	0	0.00	5	39,295,723.75	2	17,999,206.22	0	0.00	0	0.00	0	0.00	0	0.00	4.365899%	4.331483%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	304261013	08/01/22	0	B	285,242.27	285,242.27	6,172.50	13,598,024.35	06/16/20	8
27	300801300	11/01/20	21	6	42,083.54	872,789.43	515,470.48	8,193,610.75	10/22/20	13
57	300801252	05/01/22	3	3	24,824.59	99,390.22	319,417.40	4,361,775.92	12/06/16	1		06/23/17
Totals					352,150.40	1,257,421.92	841,060.38	26,153,411.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		783,239,292	771,047,070	7,865,383		4,326,839
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		50,000,000	50,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	833,239,292	821,047,070	0	0	12,192,222	0
Aug-22	834,258,993	822,043,180	0	4,335,491	7,880,322	0
Jul-22	838,975,854	826,736,542	0	0	12,239,312	0
Jun-22	840,068,800	827,804,551	0	0	12,264,249	0
May-22	846,570,340	815,398,887	0	0	31,171,453	0
Apr-22	853,173,975	814,388,951	0	4,370,824	34,414,201	0
Mar-22	857,330,831	818,463,179	4,379,312	0	34,488,341	0
Feb-22	858,593,517	824,017,849	0	0	34,575,669	0
Jan-22	859,626,873	820,579,944	0	7,610,977	31,435,952	0
Dec-21	860,656,195	821,527,687	0	0	39,128,508	0
Nov-21	861,756,699	822,541,882	0	0	34,799,770	4,415,047
Oct-21	862,777,708	823,481,984	0	0	34,872,354	4,423,370
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	304261013	13,297,397.91	13,598,024.35	15,900,000.00	08/14/21	888,097.16	0.93660	06/30/21	06/01/25	272
27	300801300	7,865,382.96	8,193,610.75	9,400,000.00	07/20/22	(73,675.00)	(0.26640)	06/30/21	07/01/25	273
28	300801297	7,441,812.85	7,441,812.85	12,000,000.00	01/14/22	1,054,672.35	1.71840	03/31/22	07/01/25	213
57	300801252	4,326,838.66	4,361,775.92	6,300,000.00	07/28/22	333,011.00	2.23030	06/30/21	05/01/25	271
Totals		32,931,432.38	33,595,223.87	43,600,000.00		2,202,105.51

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	304261013	LO	PA	06/16/20	8
No comments this cycle.

27	300801300	LO	WI	10/22/20	13

8/25/2022 - Loan transferred to MLS Special Servicing on 10/22/2020 due to delinquency. Loan was past due for the 8/1/2020 and subsequent payments. Subject collateral is select-service lodging facility containing 105 guest rooms located in

Green Bay, WI. On 1/29/2021 a Receiver was appointed to manage the property. Lender continues to monitor the property's performance and work with the Receiver on a potential sale of the collateral through Receivership in the next 90 days.

28	300801297	LO	MA	06/11/20	1

09/01/2022 - Loan transferred to special servicing on 06/11/2020 for default for the 04/01/2020 payment. The property is an 82-room extended stay hotel located in Andover, MA. Terms for a forbearance were approved but Borrower failed to close. Borrower now wants to bring the loan current with minimal modifications. Borrower provided sufficient funds to bring the loan current through the 08/01/2022 payment and a Reinstatement Agreement has been approved by all parties.

The transaction is scheduled to close in early September.

57	300801252	LO	OR	12/06/16	1

9/2/2022: Transferred to Midland Special Servicer on 12/06/2016 as a result of the Borrower refusing to enter into cash management. Midland inspected the property on 04/19/2018 and found it to be in overall good condition. Due to ongoing defaultsat the time, a receiver was appointed in December 2020. A potential receiver sale was considered but additional court approvals would be needed and the owner has previously indicated his objection to receiver sale. The hotel, under

Receivership, has performed well overall regarding occupancy and cash flow. P&I payments were brought current through 5/1/2022 as the Receiver transferred excess funds to the lender. A potential Modification is being worked on that would entail bringing the loancurrent again and the borrower paying for all of Midland fees/expenses. If/when the subject Modification is done, the Receivership would be terminated. If the modification underway does not get finalized, a foreclosure filing and petitioning thecourt to grant the Rece iver the right to sell will be submitted.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1544230	24,687,667.71	4.60500%	24,687,667.71	4.60500%	10	06/11/20	05/01/20	05/01/20
2	1544230	24,657,328.79	4.60500%	24,657,328.79	4.60500%	10	05/01/20	05/01/20	06/11/20
2A	453000270	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2A	453000270	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2B	453000271	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2B	453000271	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2C	453000275	9,888,414.65	4.60500%	9,888,414.65	4.60500%	10	04/28/20	05/01/20	08/11/20
2C	453000275	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
13	304261013	0.00	4.72000%	0.00	4.72000%	10	05/06/22	06/01/21	06/13/22
13	304261013	0.00	4.72000%	0.00	4.72000%	10	06/01/21	06/01/21	06/13/22
14	300801305	12,958,189.44	4.70600%	12,958,189.44	4.70600%	10	05/29/20	04/01/20	07/13/20
14	300801305	0.00	4.70600%	0.00	4.70600%	10	07/13/20	04/01/20	05/29/20
21	300801274	0.00	4.22200%	0.00	4.22200%		08/31/20	09/01/20	10/13/20
21	300801274	0.00	4.22200%	0.00	4.22200%	10	10/13/20	09/01/20	08/31/20
27	300801300	8,263,390.25	4.58900%	8,263,390.25	4.58900%	10	05/15/20	04/01/20	07/13/20
27	300801300	0.00	4.58900%	0.00	4.58900%	10	07/13/20	04/01/20	05/15/20
28	300801297	0.00	4.71800%	0.00	4.71800%	8	09/09/22	09/09/22	09/12/22
33	304261033	7,563,825.32	4.89000%	7,563,825.32	4.89000%	10	05/01/20	05/01/20	07/13/20
33	304261033	0.00	4.89000%	0.00	4.89000%	10	07/13/20	05/01/20	05/01/20
37	304261037	6,918,132.73	4.89000%	6,918,132.73	4.89000%	10	06/12/20	07/01/20	08/11/20
37	304261037	0.00	4.89000%	0.00	4.89000%	10	08/11/20	07/01/20	06/12/20
49	695100532	5,356,794.33	4.77000%	5,356,794.33	4.77000%	10	06/11/20	05/06/20	05/06/20
49	695100532	5,348,471.86	4.77000%	5,348,471.86	4.77000%	10	05/06/20	05/06/20	06/11/20
56	304261056	4,670,449.88	5.29000%	4,670,449.88	5.29000%	10	06/01/20	06/01/20	07/13/20
56	304261056	0.00	5.29000%	0.00	5.29000%	10	07/13/20	06/01/20	06/01/20
Totals		129,710,276.00		129,710,276.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
42	695100528 06/17/22	5,485,883.75	6,800,000.00	6,185,783.83	815,213.28	6,185,783.83	5,370,570.55	115,313.20	0.00	0.00	115,313.20	1.76%
43	304261043 04/16/21	5,857,942.28	4,750,000.00	5,619,174.18	2,448,471.35	5,619,174.18	3,170,702.83	2,687,239.45	0.00	130,832.64	2,556,406.81	39.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,343,826.03	11,550,000.00	11,804,958.01	3,263,684.63	11,804,958.01	8,541,273.38	2,802,552.65	0.00	130,832.64	2,671,720.01

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
42	695100528	06/17/22	0.00	0.00	115,313.20	0.00	0.00	115,313.20	0.00	0.00	115,313.20
43	304261043	06/17/22	0.00	0.00	2,556,406.81	0.00	0.00	(130,832.64)	0.00	0.00	2,556,406.81
		04/16/21	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,671,720.01	0.00	0.00	2,671,720.01	0.00	0.00	2,671,720.01

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	(97.85)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,696.46	0.00	0.00	3,886.06	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,606.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	933.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,138.48	0.00	0.00	3,886.06	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,024.54

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Supplemental Notes
None

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